PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2013 and 2012 consists of the following:

	2013	2012
Laboratory manufacturing, and warehouse equipment	$5,563,694	$5,448,732
Office equipment	67,414	64,927
Furniture and fixtures	49,804	49,804
Transportation equipment	66,855	66,855
Land, building and improvements	3,349,696	3,314,138
	9,097,463	8,944,456
Less: Accumulated depreciation and amortization	(5,068,522)	(4,659,670)
	$4,028,941	$4,284,786

Depreciation and amortization expense amounted to $423,340 and $484,156 for the years ended March 31, 2013 and 2012, respectively.